FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of information about the Company's assets that are measured at fair value on a recurring basis

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$239,840,428	$239,795,125

Liabilities:
Warrant Liability – Public Warrants	1	11,347,992	8,471,037
Warrant Liability – Private Placement Warrants	3	6,432,529	4,801,747

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$239,795,125

Liabilities:
Warrant Liability – Public Warrants	1	$8,471,037
Warrant Liability – Private Placement Warrants	3	$4,801,747

Schedule of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates

	March 31,	December 31,
Input	2021	2020
Risk-free interest rate	1.01%	0.43%
Expected term (years)	5.42	5.49
Expected volatility	25.0%	20.0%
Exercise price	$11.50	$11.50
Fair value of Units	$10.01	$9.97
Probability of Acquisition	95%	85%

	September 25, 2020	September 30,	December 31,
Input	(Initial Measurement)	2020	2020
Risk-free interest rate	0.4%	0.4%	0.4%
Expected term (years)	1	1	1
Expected volatility	20.0%	20.0%	20.0%
Exercise price	$11.50	$11.50	$11.50
Fair value of Units	$10.60	$10.60	$10.60

Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis.

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$4,801,747	$8,471,037	$13,272,784
Change in valuation inputs or other assumptions	1,630,782	2,876,955	4,507,737
Fair value as of March 31, 2021	$6,432,529	$11,347,992	$17,780,521

	Private Placement	Public	Warrant Liabilities
Fair value as of July 7, 2020	$—	$—	$—
Initial measurement on September 25, 2020	5,009,333	8,670,000	13,679,333
Change in valuation inputs or other assumptions	(207,586)	(198,963)	(406,549)
Fair value as of December 31, 2020	$4,801,747	$8,471,037	$13,272,784